Contents of Significant Accounts - Investments Accounted For Under the Equity Method - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2020 USD ($)
Investments in associates and joint ventures [line items]
Investments accounted for using equity method for which there are published price quotations	$ 20,330,138	$ 9,564,517		$ 724,008
Aggregated individually immaterial associates and joint ventures [member]
Investments in associates and joint ventures [line items]
Exchange differences arising from translation of the foreign entity	(53,000)	(9,000)	$ (16,000)
Investments with published price quotations [member]
Investments in associates and joint ventures [line items]
Investments accounted for using equity method for which there are published price quotations	10,657,000	1,750,000
Investments with published price quotations [member] | Fair value [member]
Investments in associates and joint ventures [line items]
Investments accounted for using equity method for which there are published price quotations	$ 18,885,000	$ 2,244,000